Accounts Payable and Accrued Liabilities and Compensation (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2023	May 31, 2023
Accounts Payable and Accrued Liabilities and Compensation
Schedule of components of accrued liabilities and compensation

The components of accrued liabilities and compensation are as follows (in thousands):

	November 30, 2023	May 31, 2023
Compensation and related expense	$228	$335
Legal fees and settlement	81	168
Clinical expense	346	187
Accrued inventory charges and expenses	7,023	4,978
License fees	1,330	862
Lease payable	142	139
Total accrued liabilities	$9,150	$6,669

(in thousands)	May 31, 2023	May 31, 2022
Compensation and related expense	$335	$1,522
Legal fees and settlement	168	2,006
Clinical expense	187	3,727
Accrued inventory charges and expenses	4,978	1,392
License fees	862	150
Lease payable	139	134
Other liabilities	—	64
Total accrued liabilities	$6,669	$8,995